OTHER FINANCIAL LIABILITIES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current liabilities	$ 12,200	$ 24,881
Non-current liabilities	2,617	6,679
Total hedge derivatives	14,817	31,560
Interest Rate Swap [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current liabilities	1,189	2,148
Non-current liabilities
Total hedge derivatives	1,189	2,148
Interest Rate Derivative Contracts [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current liabilities	8,919	9,578
Non-current liabilities	2,617	6,679
Total hedge derivatives	11,536	16,257
Foreign Forward Instrument [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current liabilities	2,092	13,155
Non-current liabilities
Total hedge derivatives	$ 2,092	$ 13,155